Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,453)	$ (20,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	835	1,209
Share-based compensation	589	1,050
Noncash lease expense	280
Changes in fair value of contingent payment obligation	1,094	5,661
Loss on disposal of equipment and other assets	412	489
Inventory impairment charges	6	1,134
Changes in operating assets and liabilities:
Accounts receivable	2	25
Finished goods inventories	81	(207)
Prepaid expenses and other assets	221	62
Accounts payable and accrued expenses	2,790	1,034
Operating lease liabilities and deferred rent	(230)	115
Total adjustments	6,080	10,572
Net cash used in operating activities	(3,373)	(10,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from redemption of available-for-sale securities		26
Proceeds from sale of property and equipment	30	50
Purchases of property and equipment	(5)	(5)
Payments for patent costs and other intangible assets	(18)	(16)
Net cash provided by investing activities	7	55
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants in public and private offerings		5,276
Net proceeds from exercise of options and warrants	29
Net proceeds from debt financings	3,068	5,294
Shares withheld for payment of taxes		(21)
Debt repayments	(1,200)	(132)
Principal payments on finance lease obligation	(1)	(2)
Net cash provided by financing activities	1,896	10,415
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,470)	173
CASH AND CASH EQUIVALENTS, beginning of year	1,527	1,354
CASH AND CASH EQUIVALENTS, end of year	57	1,527
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	4	39
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES:
Payment of interest in kind on convertible notes	$ 197	$ 26